Average Annual Total Returns{- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2020 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		LB001 Past 1 year	LB001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	9.07%	9.10%	[1]	28.71%	17.97%	[1]	(1.54%)	3.35%	[1]	8.68%	9.14%	[1]

[1]	(a)From June 7, 2017